Jan. 31, 2024
FundX ETF
FundX ETF
Investment Objective
The FundX ETF (the “Fund” or the “FundX ETF”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the FundX ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

FundX ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Other Expenses	None
Acquired Fund (Underlying Fund) Fees and Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%

Example
This Example is intended to help you compare the cost of investing in the FundX ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the FundX ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the FundX ETF’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX ETF	$129	$403	$697	$1,534

Portfolio Turnover
The FundX ETF may pay transaction costs or broker fees, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when FundX ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the FundX ETF’s performance. During the most recent fiscal year, the FundX ETF’s portfolio turnover rate was 184% of the average value of its portfolio.

Principal Investment Strategies
The FundX ETF is a fund-of-funds and as such invests primarily in exchange traded funds (“ETFs”) (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.
Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying ETFs into five risk/return categories:
▪Sector Equity Underlying ETFs
▪Aggressive Equity Underlying ETFs
▪Core Equity Underlying ETFs
▪Total Return Underlying ETFs
▪Bond Underlying ETFs

Under normal market conditions, the FundX ETF will invest predominantly in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well‑established U.S. and foreign companies with a wide range of market capitalizations.

Core Equity Underlying ETFs may also invest in fixed income securities. Core Equity Underlying ETFs allow the Fund to participate in broad market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. The FundX ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic, international and global securities.

To a lesser extent the FundX ETF may also invest a portion of its assets in Sector and Aggressive Equity Underlying ETFs, which may invest in more concentrated portfolios or in small-cap, mid-cap or less-seasoned companies, or may make significant use of complex investment techniques, such as leverage, short sales and margin. Sector and Aggressive Equity Underlying ETFs may be riskier than Core Equity Underlying ETFs, but may hold the potential for higher reward. Sector and Aggressive Equity Funds allow the Fund to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets. The FundX ETF may hold up to 50% of its assets in Underlying ETFs that focus on emerging markets. The FundX ETF may engage in securities lending activities to increase its income.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.

Principal Risks
Performance
The following performance information provides some indication of the risks of investing in the FundX ETF. The Fund is the successor to the FundX Upgrader Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on October 17, 2022, (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.
As of the Reorganization, the Fund has adopted the performance history of the Predecessor Fund, which operated as an open-end mutual fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and substantially similar strategies as the Fund. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for 1‑year, 5‑year and 10‑year periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.fundxfunds.com.
Effective at the close of business on August 1, 2014, the FundX Upgrader Fund, a series of Professionally Managed Portfolios (the “Previous Predecessor Fund”, together with the Predecessor Fund, the “Predecessor Funds”), reorganized into the Predecessor Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Previous Predecessor Fund. Additionally, the Predecessor Fund has adopted the Financial Statements of the Previous Predecessor Fund.
FundX ETF – XCORCalendar Year Total Return as of December 31

Best and Worst Quarters of the Predecessor Funds
Best Quarter	6/30/2020	21.14%
Worst Quarter	3/31/2020	-17.83%

Average Annual Total Returns as of December 31, 2023 for the Predecessor Funds

Average Annual Total Returns as of December 31, 2023 for the Predecessor Funds

FundX ETF – XCOR	1 Year	5 Years	10 Years
Return Before Taxes	14.13%	10.45%	7.67%
Return After Taxes on Distributions	13.88%	7.72%	6.28%
Return After Taxes on Distributions and Sale of Fund Shares	8.55%	7.96%	6.05%
Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)*	21.80%	11.54%	7.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

The inception date of the Morningstar Global Markets Large-Mid Cap Index is November 15, 2016, and the performance inception date of the index is June 30, 1998. Returns prior to the inception date have been synthetically calculated by the index provider.
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Fund shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
FundX Aggressive ETF
FundX Aggressive ETF
Investment Objective
The FundX Aggressive ETF (the “Fund” or the “Aggressive ETF”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Aggressive ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

FundX Aggressive ETF

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Other Expenses	None
Acquired (Underlying Fund) Fund Fees and Expenses	0.30%
Total Annual Fund Operating Expenses	1.30%

Example
This Example is intended to help you compare the cost of investing in the Aggressive ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Aggressive ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Aggressive ETF’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Aggressive ETF	$132	$412	$713	$1,568

Portfolio Turnover
The Aggressive ETF may pay transaction costs or broker fees when it buys and sells securities (or “turns over” its portfolio. If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Aggressive ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive ETF’s performance. During the most recent fiscal year, the Aggressive ETF’s portfolio turnover rate was 184% of the average value of its portfolio.

Principal Investment Strategies
The Aggressive ETF invests primarily in exchange traded funds (“ETFs”) (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks.

Because markets change, the Advisor actively manages the Fund’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.	Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative. The Advisor classifies the pool of Underlying ETFs into five risk/return categories:
▪Sector Equity Underlying ETFs
▪Aggressive Equity Underlying ETFs
▪Core Equity Underlying ETFs
▪Total Return Underlying ETFs
▪Bond Underlying ETFs

Under normal market conditions, the Aggressive ETF will invest predominantly (and at times exclusively) in Sector and Aggressive Equity Underlying ETFs, which may invest in more concentrated portfolios or in small-cap, mid-cap, or less-seasoned companies, or in commodities such as precious metals, or in real estate, or may make significant use of complex investment techniques, such as leverage, short sales and margin. They may also include the use of derivative securities such as options, futures and swap contracts for hedging and/or speculative purposes. The Aggressive ETF will not take direct exposure in derivative instruments. Sector and Aggressive Equity Underlying ETFs may be riskier than Core Equity Underlying ETFs, but may provide the potential for higher reward. Sector and Aggressive Equity Underlying ETFs allow the Aggressive ETF to participate in more specialized stock market leadership trends, such as rotations between specific sectors or within emerging markets. The Aggressive ETF is not limited in the amount of its assets it holds in Underlying ETFs that focus on emerging markets.
To a lesser extent the Aggressive ETF may also invest a portion of its assets in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying ETFs may also invest in fixed income securities. Core Equity Funds allow the Fund to participate in broader stock market leadership trends, such as rotation between value and growth stocks, small- and large-cap stocks, and domestic and international stocks. The Aggressive ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic, international and global securities. The Aggressive ETF may engage in securities lending activities to increase its income.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.

Principal Risks
Performance
The following performance information provides some indication of the risks of investing in the Aggressive ETF. The Fund is the successor to the FundX Aggressive Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on October 17, 2022, (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations.
As of the Reorganization, the Fund has adopted the performance history of the Predecessor Fund, which operated as an open-end mutual fund. The Predecessor Fund was also advised by the Adviser and had the same investment objective and substantially similar strategies as the Fund. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for 1‑year, 5‑year and 10‑year periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.fundxfunds.com.
Effective at the close of business on August 1, 2014, the FundX Aggressive Upgrader Fund, a series of Professionally Managed Portfolios (the “Previous Predecessor Fund”, together with the Predecessor Fund, the “Predecessor Funds”), reorganized into the Predecessor Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Previous Predecessor Fund. Additionally, the Predecessor Fund has adopted the Financial Statements of the Previous Predecessor Fund.
FundX Aggressive ETF - XNAVCalendar Year Total Return as of December 31

Best and Worst Quarters for the Predecessor Funds
Best Quarter	6/30/2020	26.08%
Worst Quarter	3/31/2020	-18.53%

Average Annual Total Returns as of December 31, 2023 for the Predecessor Funds

Average Annual Total Returns as of December 31, 2023 for the Predecessor Funds
	1 Year	5 years	10 Years
FundX Aggressive ETF - XNAV
Return Before Taxes	16.09%	10.48%	6.54%
Return After Taxes on Distributions	15.76%	7.49%	5.06%
Return After Taxes on Distributions and Sale of Fund Shares	9.76%	7.71%	4.96%
Morningstar Global Market Large-Mid Cap Index (reflects no deduction for fees, expenses or taxes)*	21.80%	11.54%	7.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%

The inception date of the Morningstar Global Markets Large-Mid Cap Index is November 15, 2016, and the performance inception date of the index is June 30, 1998. Returns prior to the inception date have been synthetically calculated by the index provider.
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
FundX Flexible ETF
FundX Flexible ETF
Investment Objective
The FundX Flexible ETF (“Flexible ETF”) seeks to generate total return, which is capital appreciation plus current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Flexible ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Other Expenses(1)	None
Acquired Fund (Underlying ETF) Fees and Expenses(2)	0.47%
Total Annual Fund Operating Expenses	1.17%

Example
This Example is intended to help you compare the cost of investing in the Flexible ETF with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Flexible ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Flexible ETF’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Flexible ETF	$119	$372	$644	$1,420

Portfolio Turnover
The Flexible ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Flexible ETF’s performance. During the most recent fiscal year, the portfolio turnover rate of the FundX Flexible Income Fund (the “Predecessor Fund”), a mutual fund series of FundX Investment Trust (the “Trust”) that was reorganized into the Flexible ETF was 209% of the average value of its portfolio.

Principal Investment Strategies
The Flexible ETF is an ETF-of-ETFs and as such invests primarily in other ETFs (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.
Because markets change, the Advisor actively manages the Flexible ETF’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.
The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
•Sector Equity (including single-country Emerging Markets) Underlying ETFs
•Aggressive Equity Underlying ETFs
•Core Equity Underlying ETFs
•Total Return Underlying ETFs
•Bond Underlying ETFs
Under normal market conditions, the Flexible ETF will invest predominately in Bond Underlying ETFs of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Flexible ETF attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Flexible ETF aims to control downside risk by limiting exposure to more volatile areas of the bond market. The Flexible ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic and international corporate or government bonds.
To a lesser extent the Flexible ETF may also invest a portion of its assets in Total Return Underlying ETFs, which may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying ETFs are not fully invested in bonds, these funds typically have less credit and interest rate risk. The Flexible ETF may engage in securities lending activities to increase its income.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.

Principal Risks
Performance
The following performance information provides some indication of the risks of investing in the Flexible ETF. The Flexible ETF is the successor to the FundX Flexible Income Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Flexible ETF on October 9, 2023, (the “Reorganization”). Prior to the Reorganization, the Flexible ETF had not yet commenced operations.
As of the Reorganization, the Flexible ETF has adopted the performance history of the Predecessor Fund, which operated as an open-end mutual fund. The Predecessor Fund was also advised by the Advisor and had the same investment objective and substantially similar strategies as the Flexible ETF. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for 1‑year, 5‑year and 10‑year periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Flexible ETF will perform in the future. Updated performance is available on the Flexible ETF’s website www.fundxfunds.com.
Effective at the close of business on August 1, 2014, the FundX Flexible Income Fund, a series of Professionally Managed Portfolios (the “Previous Predecessor Fund”, together with the Predecessor Fund, the “Predecessor Funds”), reorganized into the Predecessor Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Previous Predecessor Fund. Additionally, the Predecessor Fund has adopted the Financial Statements of the Previous Predecessor Fund.
FundX Flexible ETF - XFLXCalendar Year Total Return as of December 31

Best and Worst Quarters for the Predecessor Funds
Best Quarter	12/31/2020	4.72%
Worst Quarter	3/31/2020	-6.38%

Average Annual Total Returns as of December 31, 2023 for the Predecessor Fund

Average Annual Total Returns as of December 31, 2023 for the Predecessor Fund
	1 Year	5 Years	10 Years
FundX Flexible ETF - XFLX
Return Before Taxes	3.73%	1.23%	1.66%
Return After Taxes on Distributions	0.28%	-0.34%	0.05%
Return After Taxes on Distributions and Sale of Fund Shares	2.26%	0.32%	0.64%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%
ICE BofA US 3-Month US Treasury Bill Index	5.01%	1.88%	1.25%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Flexible ETF shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after tax returns depend on your tax situation and may differ from those shown. The after tax returns are not relevant if you hold your Flexible ETF shares through a tax deferred account, such as a 401(k) plan or an individual retirement account (“IRA”). In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Flexible ETF shares and provides an assumed tax benefit that increases the return.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Fund shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.
FundX Conservative ETF
FundX Conservative ETF
Investment Objective
The FundX Conservative ETF (“Conservative ETF”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.
Fees and Expenses of the Conservative ETF
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Conservative ETF. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Other Expenses(1)	None
Acquired Fund (Underlying ETF) Fees and Expenses(2)	0.63%
Total Annual Fund Operating Expenses	1.63%

Example
This Example is intended to help you compare the cost of investing in the Conservative ETF with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Conservative ETF for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Conservative ETF’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Conservative ETF	$166	$514	$887	$1,933

Portfolio Turnover
The Conservative ETF may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative ETF shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative ETF’s performance. During the most recent fiscal year, the portfolio turnover rate of the FundX Conservative Upgrader Fund (the “Predecessor Fund”), a mutual fund series of FundX Investment Trust (the “Trust”) that was reorganized into the Fund was 219% of the average value of its portfolio.

Principal Investment Strategies
The Conservative ETF is an ETF-of-ETFs and as such invests primarily in ETFs (“Underlying ETFs”). The Underlying ETFs, in turn, invest primarily in individual securities such as common stocks and corporate or government bonds.
Because markets change, the Advisor actively manages the Conservative ETF’s portfolio using a proprietary investment strategy called Upgrading, which seeks to capture global market trends. The Advisor invests in the Underlying ETFs that it considers to be in sync with current market leadership. The Advisor sells an Underlying ETF when it believes that the Underlying ETF is no longer performing in sync with current market leadership or if a new Underlying ETF is judged more attractive than a current holding.
The Advisor classifies the pool of Underlying ETFs into five risk/return categories, listed here from what it perceives to have the highest to lowest risk:
Sector Equity (including single-country Emerging Markets) Underlying ETFs
•Aggressive Equity Underlying ETFs
•Core Equity Underlying ETFs
•Total Return Underlying ETFs
•Bond Underlying ETFs
Under normal market conditions, the Conservative ETF may invest in Core Equity Underlying ETFs, which generally invest in diversified portfolios of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Core Equity Underlying ETFs may also invest in fixed income securities. Core Equity Underlying ETFs allow the Fund to participate in broad stock market leadership trends, such as the rotation between growth and value stocks, large- and small-cap stocks, and international and domestic stocks. The Conservative ETF may purchase, without limit, shares of Underlying ETFs that invest in domestic, international and global securities.
The Conservative ETF may also invest in Total Return and Bond Underlying ETFs which are less aggressive. Total Return Underlying ETFs may employ a wide variety of investment strategies, including blending equity securities with fixed income instruments, and techniques designed to provide steady returns with dampened volatility, such as market neutral, long/short, and arbitrage strategies. Because Total Return Underlying ETFs are not fully invested in bonds, these funds typically have less credit and interest-rate risk. Bond Underlying ETFs invest in fixed income securities of varying maturity, credit quality (including high-yield securities, or “junk bonds”) and regional exposure. The Conservative ETF attempts to take advantage of bond market leadership trends by targeting those areas of the bond market that are excelling in the current market environment. The Conservative ETF aims to control downside risk by limiting exposure to more volatile areas of the bond market. Investments in Total Return and Bond Underlying ETFs are intended to reduce the risk and potential volatility of the Core Equity Underlying ETFs, although there can be no assurance that Bond Underlying ETFs will be able to moderate risk in this manner. The Conservative ETF utilizes Bond Underlying ETFs in an attempt to cushion stock market volatility because bond prices have historically fluctuated less than stocks, and bonds may provide steady interest payments that help support their returns.
See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Process for Classifying the Underlying ETFs” for more information on this system.
Principal Risks
Performance
The following performance information provides some indication of the risks of investing in the Conservative ETF. The Conservative ETF is the successor to the FundX Conservative Upgrader Fund (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Conservative ETF on October 9, 2023, (the “Reorganization”). Prior to the Reorganization, the Conservative ETF had not yet commenced operations.
As of the Reorganization, the Conservative ETF has adopted the performance history of the Predecessor Fund, which operated as an open-end mutual fund. The Predecessor Fund was also advised by the Advisor and had the same investment objective and substantially similar strategies as the Conservative ETF. The bar chart shows the Predecessor Fund’s performance for the calendar years ended December 31. The table illustrates how the Predecessor Fund’s average annual returns for 1‑year, 5‑year and 10‑year periods compare with those of a broad measure of market performance. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Conservative ETF will perform in the future. Updated performance is available on the Conservative ETF’s website www.fundxfunds.com.
Effective at the close of business on August 1, 2014, the FundX Conservative Upgrader Fund, a series of Professionally Managed Portfolios (the “Previous Predecessor Fund”, together with the Predecessor Fund, the “Predecessor Funds”), reorganized into the Predecessor Fund, a series of FundX Investment Trust. Performance information shown prior to the close of business on August 1, 2014 is that of the Previous Predecessor Fund. Additionally, the Predecessor Fund has adopted the Financial Statements of the Previous Predecessor Fund.
FundX Conservative ETF - XRLXCalendar Year Total Return as of December 31

Best and Worst Quarters of the Predecessor Funds
Best Quarter	6/30/2020	10.79%
Worst Quarter	3/31/2020	-13.20%

Average Annual Total Returns as of December 31, 2023 for the Predecessor Fund

Average Annual Total Returns as of December 31, 2023 for the Predecessor Fund
	1 Year	5 Years	10 Years
FundX Conservative ETF - XRLX
Return Before Taxes	8.91%	6.82%	5.37%
Return After Taxes on Distributions	7.29%	5.09%	3.73%
Return After Taxes on Distributions and Sale of Fund Shares	5.45%	5.06%	3.84%
Morningstar Global Market Large-Mid Cap Index* (reflects no deduction for fees, expenses or taxes)	21.80%	11.54%	7.88%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.29%	15.69%	12.03%
Balanced Index (60% S&P 500/40% Bloomberg US Aggregate Bond Index)	10.68%	9.00%	7.21%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.53%	1.10%	1.81%

The inception date of the Morningstar Global Markets Large-Mid Cap Index is November 15, 2016, and the performance inception date of the index is June 30, 1998. Returns prior to the inception date have been synthetically calculated by the index provider.
The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Conservative ETF shares at the end of the period. The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a fund’s shares were sold at the end of the specified period. The after‑tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. The after‑tax returns are not relevant if you hold your Conservative ETF shares through a tax-deferred account, such as a 401(k) plan or an IRA.
In certain cases, Return After Taxes on Distribution and Sale of Fund Shares may be higher than the other return figures for the same period. This will occur when a capital loss is realized upon the sale of Conservative ETF shares or provides an assumed tax benefit that increases the return. Your actual after-tax returns depend on your tax situation and may differ from these shown.